RESTRUCTURING	12 Months Ended
Jan. 02, 2022
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
SunPower’s Restructuring Plans
In connection with the Spin-off, the restructuring expenses for several restructuring plans that were initiated when we were part of SunPower were accounted for by SunPower. Accordingly, there were no related restructuring expenses incurred in the books of Maxeon for fiscal year 2020 thereon.
Maxeon’s Restructuring Plans
May 2021 Restructuring Plan
During the second quarter of fiscal year 2021, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of a France-based manufacturing facility. The Company expects less than 40 employees to be affected in connection with this restructuring plan. This represents a mixture of manufacturing and non-manufacturing employees. There was a charge of $4.6 million related to this plan during fiscal year 2021. The restructuring activities is expected to be completed by first quarter of fiscal year 2022 and remaining costs to be incurred amounts to $0.8 million.
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021	December 29, 2019
SunPower Restructuring Plans:
Severance and benefits	$—	$—	$(234)
Other costs(1)	—	—	(283)
Total SunPower Restructuring Plans	—	—	(517)
May 2021 Restructuring Plan:
Severance and benefits	4,313	—	—
Impairment of assets	252	—	—
Total May 2021 Restructuring Plan	4,565	—	—
Other Restructuring:
Severance and benefits	1,077	—	—
Impairment and accelerated depreciation of assets	2,440	—	—
Other costs(1)	2	—	—
Total Other Restructurings	3,519	—	—
Total restructuring charges (credits)	$8,084	$—	$(517)
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.
The following table summarizes the restructuring reserve movements during fiscal year 2021:

(In thousands)	January 3, 2021	Charges (Credits)	Recovery (Payments)	January 2, 2022
May 2021 Restructuring Plan:
Severance and benefits	$—	$4,313	$(3,136)	$1,177
Impairment and accelerated depreciation of assets	—	252	(252)	—
Total May 2021 Restructuring Plan	—	4,565	(3,388)	1,177
Other Restructuring:
Severance and benefits	—	1,077	(1,077)	—
Impairment and accelerated depreciation of assets	—	2,440	(2,440)	—
Other costs(1)	—	2	(2)	—
Total Other Restructurings	—	3,519	(3,519)	—
Total restructuring charges	$—	$8,084	$(6,907)	$1,177
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.